Interest and Finance Costs	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs
Interest and Finance Costs

11. Interest and Finance Costs:

The amounts in the unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended
	June 30,
	2023	2022
Interest expense (Note 6)	$18,610	$9,764
Amortization of deferred financing fees	862	1,047
Other	77	230
Total	$19,549	$11,041